Long-term debt	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Long-term debt	Long-term debt
Long-term debt consists of the following:

	As at December 31	As at December 31
(in millions of U.S. dollars)	2024	2023
LONG-TERM DEBT
Senior unsecured notes - due July 15, 2027 (a)	397.0	396.0
Credit Facility (b)	—	—
Total long-term debt	397.0	396.0
(a) Senior Unsecured Notes - due July 15, 2027
As at December 31, 2024, the Company has $400.0 million of senior unsecured notes outstanding that mature and become due and payable on July 15, 2027 (the "2027 Unsecured Notes"). The 2027 Unsecured Notes are denominated in U.S. dollars and bear interest at the rate of 7.50% per annum. Interest is payable in arrears in equal semi-annual installments on January 15 and July 15 of each year.

The 2027 Unsecured Notes are subject to a minimum interest coverage incurrence covenant of earnings before interest, taxes, depreciation, amortization, impairment and other non-cash adjustments to interest of 2:1. The test is applied on a pro-forma basis prior to the Company incurring additional debt, entering into business combinations or acquiring significant assets, or certain other corporate actions. There are no maintenance covenants.
The 2027 Unsecured Notes are redeemable by the Company in whole or in part during the 12 month period beginning on July 15 of the years indicated at the redemption prices below, expressed as a percentage of the principal amount of the 2027 Unsecured Notes to be redeemed, plus accrued and unpaid interest, if any, to the redemption date:

Date	Redemption prices (%)
July 15, 2024	101.88
July 15, 2025 and thereafter	100.00
(b) Credit Facility
The Company holds a revolving credit facility (the "Credit Facility") with a maturity date of December 2026 and a borrowing limit of $400.0 million. During the second quarter of 2024, the Company drew $100.0 million under the Credit Facility to partially fund the payment under the Amending Agreement (as defined in Note 10 below) with Ontario Teachers. During the second half of 2024, the Company repaid the $100.0 million drawn under the Credit Facility.
The Credit Facility contains various covenants customary for a loan facility of this nature, including limits on indebtedness, asset sales, and liens. The Credit Facility contains three covenant tests all of which are measured on a rolling four-quarter basis at the end of every quarter:
•The minimum interest coverage ratio, being earnings before interest, taxes, depreciation, amortization, exploration, impairment, and other non-cash adjustments (“Adjusted EBITDA”) to interest;
•The maximum net debt to Adjusted EBITDA ratio (“Leverage Ratio”); and
•The maximum gross secured debt to Adjusted EBITDA (“Secured Leverage Ratio”).

Significant financial covenants are as follows:

		Twelve months ended December 31	Twelve months ended December 31
Financial Covenant		2024	2023
FINANCIAL COVENANTS
Minimum interest coverage ratio (Adjusted EBITDA to interest)	>3.0 : 1.0	11.0 : 1	8.1 : 1
Maximum leverage ratio (net debt to Adjusted EBITDA)	<4.5 : 1.0	1.1 : 1	1.4 : 1
Maximum secured leverage ratio (secured debt to Adjusted EBITDA)	<2.0 : 1.0	0.1 : 1	0.1 : 1
The interest margin on drawings under the Credit Facility ranges from 1.25% to 3.75% over term-adjusted SOFR, the Prime Rate or the Base Rate based on the Company’s Leverage Ratio, and the currency and type of credit selected by the Company. Based on the Company’s Leverage Ratio, the rate is 2.50% over term-adjusted SOFR as at December 31, 2024 (December 31, 2023 – 2.50% over term-adjusted SOFR). The standby fees on undrawn amounts under the Credit Facility range from 0.51% to 0.84% over SOFR, depending on the Company’s Leverage Ratio. Based on the Company’s Leverage Ratio, the rate is 0.56% over SOFR as at December 31, 2024 (December 31, 2023 – 0.56% over SOFR).
As at December 31, 2024, $nil had been drawn under the Credit Facility. The Credit Facility has been used to issue letters of credit amounting to $23.3 million (December 31, 2023 - $26.7 million). Letters of credit relate to reclamation bonds, and other financial assurances required with various government agencies.
The following is a summary of the changes in liabilities arising from financing activities for the year ended December 31, 2024:

	As at December 31, 2023	Borrowings	Repayments/Extinguishments	Fair Value changes	Interest & Accretion	As at December 31, 2024
Liabilities arising from financing activities
Long-term debt	396.0	—	—	—	1.0	397.0
Interest payable	14.1	—	(30.0)	—	30.0	14.1
Rainy River gold stream obligation	199.9	—	(34.2)	51.6	—	217.3
New Afton free cash flow interest obligation	543.4	—	(634.6)	91.2	—	—
Credit facility	—	100.0	(100.0)	—	—	—
Total	1,153.3	100.0	(798.8)	142.8	31.0	628.3